Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Details of Cash, Cash Equivalents, and Restricted Cash

	December 31
	2024	2025
	US$	US$
Cash and deposits in bank	29,386	54,964
Time deposits	246,682	143,375
Repurchase agreements	—	3,503

Total cash and cash equivalents	276,068	201,842
Restricted cash	58,265	75,239

	334,333	277,081